Long-term Investments - Changes in Long-term Investments (Details) - USD ($) $ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Long-term investments
Balance at the beginning of the year	$ 1,179,466		$ 1,179,466
Investments made/transfers from prepayments	151,889		227,541
Income from equity method investments, net	13,605	$ 3,388	17,688	$ 4,422
Dividend received from equity method investments	(2,880)		(11,695)
Disposal of investments	(21,829)		(21,829)
Changes from measurement alternative to consolidation (Note 6)	(66,415)		(66,415)
Reclassification of equity investment without readily determinable fair values to those with readily determinable fair values			0
Impairment on investments	(66,625)		(102,594)
Fair value change through earnings	(69,495)	$ 117,517	(33,073)	$ 127,641
Currency translation adjustment	5,542		6,460
Balance at the end of year	1,123,258		1,195,549
Cost Method
Long-term investments
Balance at the beginning of the year	579,084		579,084
Investments made/transfers from prepayments	47,957		67,957
Income from equity method investments, net	0		0
Dividend received from equity method investments	0		0
Disposal of investments	(16,883)		(16,883)
Changes from measurement alternative to consolidation (Note 6)	(66,415)		(66,415)
Reclassification of equity investment without readily determinable fair values to those with readily determinable fair values			(142,000)
Impairment on investments	(66,625)		(102,594)
Fair value change through earnings	(26,810)		(26,810)
Currency translation adjustment	3,150		3,565
Balance at the end of year	453,458		295,904
Equity Method
Long-term investments
Balance at the beginning of the year	311,161		311,161
Investments made/transfers from prepayments	103,932		159,584
Income from equity method investments, net	13,605		17,688
Dividend received from equity method investments	(2,880)		(11,695)
Disposal of investments	0		0
Changes from measurement alternative to consolidation (Note 6)	0		0
Reclassification of equity investment without readily determinable fair values to those with readily determinable fair values			0
Impairment on investments	0		0
Fair value change through earnings	0		0
Currency translation adjustment	2,392		2,895
Balance at the end of year	428,210		479,633
Equity Securities With Readily Determinable Fair Values
Long-term investments
Balance at the beginning of the year	289,221		289,221
Investments made/transfers from prepayments	0		0
Income from equity method investments, net	0		0
Dividend received from equity method investments	0		0
Disposal of investments	(4,946)		(4,946)
Changes from measurement alternative to consolidation (Note 6)	0		0
Reclassification of equity investment without readily determinable fair values to those with readily determinable fair values			142,000
Impairment on investments	0		0
Fair value change through earnings	(42,685)		(6,263)
Currency translation adjustment	0		0
Balance at the end of year	$ 241,590		$ 420,012